Jun. 14, 2019
Principal Funds Inc
Principal Funds, Inc.
Supplement dated June 14, 2019
to the Statutory Prospectus dated December 31, 2018
(as supplemented on March 1, 2019, March 18, 2019 and April 29, 2019)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | Global Multi-Strategy Fund [Member]
SUMMARY FOR GLOBAL MULTI-STRATEGY FUND
Effective on or about June 26, 2019, under Principal Investment Strategies, add the following at the end of the fifth paragraph:
The Fund also invests a portion of the proceeds it receives from short sales into long positions.
Effective on or about June 26, 2019, under Principal Risks, add the following at the end of Leverage Risk:
In particular, investing the proceeds of short sales may amplify leverage risk.